Consolidated Statements of Stockholders' Deficit - USD ($) $ in Thousands	Preferred Stock [Member]		Common Stock [Member]		Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total		Temporary Equity [Member] Convertible Preferred Stock [Member]
Balance at Dec. 31, 2022	$ 23		$ 1		$ 54,780	$ 80	$ (104,796)	$ (49,912)
Balance, shares at Dec. 31, 2022	2,108,701		940,509
Stock based compensation related to options granted to employees and non-employees					365			365
Exercise of options and vesting of early exercise				[1]					[1]
Exercise of options and vesting of early exercise, shares			290					290
Issuance of Series C convertible preferred stock- net of issuance costs	$ (23)				23
Issuance of Series C convertible preferred stock- net of issuance costs, shares	(2,108,701)		2,108,701
Repurchase of Common Shares				[1]					[1]
Repurchase of Common Shares, shares			(125,585)
Conversion of Convertible Promissory Notes into Series B-1 Preferred Stock		[1]			2,847			2,847
Conversion of Convertible Promissory Notes into Series B-1 Preferred Stock, shares	1,947,075
Conversion of Loan Facility into Series B-1 Preferred Stock		[1]			3,153			3,153
Conversion of Loan Facility into Series B-1 Preferred Stock, shares	2,155,399
Issuance of common shares		[1]			3,006			3,006
Issuance of common shares, shares	2,051,575
Conversion of Convertible Promissory Notes into B-2 Preferred Stock	$ 2				12,052			12,054
Conversion of Convertible Promissory Notes into B-2 Preferred Stock, shares	9,154,388
Conversion of Convertible Promissory Notes into Series B-3 Preferred Stock	$ 1				27,066			27,067
Conversion of Convertible Promissory Notes into B-3 Preferred Stock, shares	7,151,139
Foreign currency translation adjustments, net of tax						(4)		(4)
Net income (loss)							(12,257)	(12,257)
Balance at Dec. 31, 2023	$ 3		$ 1		103,292	76	(117,054)	(13,682)
Balance, shares at Dec. 31, 2023	22,459,576		2,923,915
Stock based compensation related to options granted to employees and non-employees					717			717
Exercise of options and vesting of early exercise				[2]					[2]
Exercise of options and vesting of early exercise, shares			39,780
Foreign currency translation adjustments, net of tax						(10)		(10)
Net income (loss)							(7,969)	(7,969)
Issuance of Series B preferred stock		[2]			3,000			3,000
Issuance of Series B preferred stock, shares	2,050,896
Issuance of Series CF-1 preferred stock		[2]			1,503			1,503
Issuance of Series CF-1 preferred stock, shares	736,322
Balance at Sep. 30, 2024	$ 3		$ 1		108,512	66	(125,023)	(16,441)
Balance, shares at Sep. 30, 2024	25,246,794		2,963,695
Balance at Dec. 31, 2023	$ 3		$ 1		103,292	76	(117,054)	(13,682)
Balance, shares at Dec. 31, 2023	22,459,576		2,923,915
Stock based compensation related to options granted to employees and non-employees					961			961
Exercise of options and vesting of early exercise				[1]					[1]
Exercise of options and vesting of early exercise, shares			39,780
Issuance of common shares		[1]			3,000			$ 3,000
Issuance of common shares, shares	2,050,896
Foreign currency translation adjustments, net of tax						(32)		(32)
Net income (loss)							(11,017)	(11,017)
Issuance of Series CF Preferred Stock		[1]			4,256			4,256
Issuance of Series CF Preferred Stock, shares	2,049,794
Balance at Dec. 31, 2024	$ 3		$ 1		111,509	44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266		2,963,695
Balance at Jun. 30, 2024	$ 3		$ 1		106,769	66	(122,046)	(15,207)
Balance, shares at Jun. 30, 2024	24,510,472		2,963,695
Stock based compensation related to options granted to employees and non-employees					240			240
Net income (loss)							(2,977)	(2,977)
Issuance of Series CF-1 preferred stock		[3]			1,503			1,503
Issuance of Series CF-1 preferred stock, shares	736,322
Balance at Sep. 30, 2024	$ 3		$ 1		108,512	66	(125,023)	(16,441)
Balance, shares at Sep. 30, 2024	25,246,794		2,963,695
Balance at Dec. 31, 2024	$ 3		$ 1		111,509	44	(128,070)	(16,513)
Balance, shares at Dec. 31, 2024	26,560,266		2,963,695
Stock based compensation related to options granted to employees and non-employees					493			493
Exercise of options and vesting of early exercise				[2]					[2]
Exercise of options and vesting of early exercise, shares			609
Issuance of Series C convertible preferred stock- net of issuance costs										$ 2,746
Issuance of Series C convertible preferred stock- net of issuance costs, shares										329,671
Issuance of common shares				[2]	533			533
Issuance of common shares, shares			229,650
Foreign currency translation adjustments, net of tax						(105)		(105)
Net income (loss)							(7,831)	(7,831)
Issuance of Series CF preferred stock					2,753			2,753
Issuance of Series CF preferred stock, shares	1,318,671
Issuance of Series F preferred stock		[2]		[2]
Issuance of Series F preferred stock, shares	10,000		(3,334)
Issuance of Series CF-2 preferred stock					762			762
Issuance of Series CF-2 Preferred Stock, shares	212,033
Issuance of Series E preferred stock										$ 6,829
Issuance of Series E Preferred Stock, shares										682,770
Common Stock Dividend				[2]	145		(145)
Common Stock Dividend, shares			37,620
Cash Dividend							(66)	(66)
Balance at Sep. 30, 2025	$ 3		$ 1		116,195	(61)	(136,112)	(19,974)		$ 9,575
Balance, shares at Sep. 30, 2025	28,100,970		3,228,240							1,012,441
Balance at Jun. 30, 2025	$ 3		$ 1		115,056	(14)	(133,267)	(18,221)		$ 2,746
Balance, shares at Jun. 30, 2025	27,888,937		3,164,758							329,671
Stock based compensation related to options granted to employees and non-employees					132			132
Issuance of common shares				[3]	100			100
Issuance of common shares, shares			25,862
Foreign currency translation adjustments, net of tax						(47)		(47)
Net income (loss)							(2,634)	(2,634)
Issuance of Series CF-2 preferred stock		[3]			762			762
Issuance of Series CF-2 Preferred Stock, shares	212,033
Issuance of Series E preferred stock										$ 6,829
Issuance of Series E Preferred Stock, shares										682,770
Common Stock Dividend				[3]	145		(145)
Common Stock Dividend, shares			37,620
Cash Dividend							(66)	(66)
Balance at Sep. 30, 2025	$ 3		$ 1		$ 116,195	$ (61)	$ (136,112)	$ (19,974)		$ 9,575
Balance, shares at Sep. 30, 2025	28,100,970		3,228,240							1,012,441

[1]	Represents less than $1
[2]	) Represents less than $1
[3]	) Represents less than $1